Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	8 Months Ended	14 Months Ended	20 Months Ended	26 Months Ended	32 Months Ended
	Oct. 19, 2023		Dec. 31, 2023	Jun. 30, 2024	Dec. 31, 2024	Jun. 30, 2025	Dec. 31, 2025	Jun. 30, 2026
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF
Account Value [Line Items]
Accumulated Value	$ 10,000	[1]	$ 6,892	$ 746	$ 432	$ 177	$ 110	$ 78
T-REX 2X INVERSE TESLA DAILY TARGET ETF
Account Value [Line Items]
Accumulated Value	10,000	[2]	8,521	9,213	962	639	231	206
T-REX 2X LONG NVIDIA DAILY TARGET ETF
Account Value [Line Items]
Accumulated Value	10,000	[3]	13,296	67,594	64,145	66,584	80,804	80,218
T-REX 2X LONG TESLA DAILY TARGET ETF
Account Value [Line Items]
Accumulated Value	10,000	[4]	9,873	5,056	15,150	6,445	10,683	7,958
S&P 500® Index
Account Value [Line Items]
Accumulated Value	$ 10,000	[1]	$ 11,187	$ 12,898	$ 13,986	$ 14,854	$ 16,487	$ 18,170

[1]	Inception
[2]	Inception
[3]	Inception
[4]	Inception